Commitments and Contingencies	12 Months Ended
Jan. 31, 2026
Commitments and Contingencies
Commitments and Contingenciess

16. Commitments and Contingencies

(a) In November 2019, the Company’s former chief executive officer filed an originating application with the Superior Court in the province of Quebec for damages stemming from a termination of employment. The former chief executive officer was seeking payment of amounts totaling approximately $1 million, exercisability of his share purchase options until the original expiry dates, issuance of 600,000 share purchase options and an order that the Company not issue further common shares. In December 2023, this claim was settled for $120,000, which was paid in 12 equal monthly instalments from January 1, 2024 to December 1, 2024.

(b) In March 2021, Olymbec Development Inc. (“Olymbec”) filed a judicial demand before the Superior Court (Civil Division) of Quebec and a judgement for a safeguard order was obtained by Olymbec against Pivot Pharmaceuticals Manufacturing Corp. (“Pivot”), a former subsidiary, and the Company, as guarantor of the lease at 285-295 Kesmark Street, Quebec (the “Lease”), ordering Pivot and the Company to jointly pay the full amount of the Lease on the first day of each month. In May 2021, a judgement for a safeguard order was issued ordering Pivot and the Company to provide post-dated cheques for monthly lease payments for the months of June through November 2021. In June 2021, a judgement granted Pivot and the Company until June 30, 2021 to pay the outstanding lease totaling $124,223 and to deliver post-dated cheques each in the amount of $49,410.51 for monthly lease payments for the months of July through November 2021, which were completed. On October 25, 2023, due to non-payment of rent by Pivot, Olymbec terminated the Lease. An order for Pivot’s bankruptcy was granted on December 11, 2023 by the Superior Court (Commercial Division) of Quebec. On December 16, 2024, the Superior Court (Civil Division) of Quebec issued a judgment ordering the Company to pay Olymbec $367,428, representing lease unpaid by Pivot and administrative charges, plus $15,000 as punitive damages (Note 16(c)). On March 17, 2025, this judgment was registered with the Supreme Court of British Columbia.

(c) The Company is a guarantor on the Lease (Note 16(b)), which was assigned together with the sale of Pivot in October 2020 pursuant to which the Company has recorded a financial guarantee liability of $412,854 (January 31, 2025 - $382,428).

The following table summarizes the continuity of financial guarantee liability:

Financial Guarantee Liability $
Balance, January 31, 2023	1,107,212
Change in carrying value	34,050
Balance, January 31, 2024	1,141,262
Change in carrying value	(758,834)
Balance, January 31, 2025	382,428
Change in carrying value	30,426
Balance, January 31, 2026	412,854

Current, January 31, 2026	412,854
Non-current, January 31, 2026	–
Balance, January 31, 2026	412,854

(d) The Company and MedMelior were named as defendants in a lawsuit before the Supreme Court of the State of New York, New York County (“State Court”) by a former director of MedMelior, who served as director prior to MedMelior’s amalgamation with the Company. This former director filed a verified complaint on January 20, 2022, seeking compensatory and punitive damages in amounts believed by the Company to be in excess of US$2 million and US$10 million, respectively. During March 2022, the Company filed a motion to dismiss the complaint on the basis of inconvenient forum and for lack of jurisdiction. On December 1, 2022, following oral argument on the motion, the State Court dismissed the complaint in its entirety. On April 29, 2022, in response to the Company’s then-pending motion to dismiss, the former director filed a separate, parallel action, naming the Company and MedMelior before the United States District Court for the Southern District of New York (“Federal Court”), asserting substantially the same claims as in the State Court action. On March 3, 2023, the Company filed a motion to dismiss the claims filed in the Federal Court on the basis of inconvenient forum and for lack of jurisdiction. On November 27, 2023, the Federal Court dismissed the claims in their entirety, following which the former director noticed a federal appeal. In November 2024, the former director allowed the time to perfect the federal appeal to lapse. With dismissals by both the State and Federal Courts and the lapse in appeal, the former director’s claims are concluded without any payment or penalties against the Company and MedMelior. During the year ended January 31, 2025, the Company recorded $556,640 as a gain from the legal claim within “Settlement and legal provisions, net” in the consolidated statements of loss and comprehensive loss.

(e) At January 31, 2026, certain of the Company’s research and development programs, with a total contracted amount of $1.97 million, were in progress of which the Company has paid $1.59 million and a further $370,000 remains to be paid in future periods.

(f) At January 31, 2026, there may be a contingent liability related to potential interest or penalties that vendors may charge on the Company’s aged accounts payables. Due to the absence of reliable estimates for this amount, no provisions have been recorded by the Company.